Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 32,400	$ 34,550
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	16	22
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	12,945	13,588
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	19,439	20,894
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets		$ 46